TAXATION	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
TAXATION

8. TAXATION

	Year ended March 31,
	2025 $	2024 $	2023 $
Group
Current year tax charge/(credit)	51	55,280	-
Adjustments in respect of prior periods	(3,263,830)	(32,864)	(12,202)

Deferred tax
Origination and reversal of timing differences	-	-	-

Total tax charge/(credit) for the period	(3,263,779)	22,416	(12,202)

The tax charge/(credit) for the year is different from the standard rate of corporation tax in the United Kingdom of 19%. The difference can be reconciled as follows:

Loss before taxation	(7,970,071)	(16,803,045)	(13,283,888)
Loss charged at standard rate of corporation tax 19%	(1,514,313)	(3,192,578)	(2,523,939)
Tax losses arising in the year not recognized	1,401,608	3,032,344	2,279,050
Tax losses surrendered for Research and Development	-	-	-
Expenses not deductible for taxation	123,112	220,187	241,985
Tax increase from effect of capital allowances and depreciation	484	748	124
Difference in tax rates	(5,015)	-	-
Research and Development enhanced expenditure	-	-	-
Research and Development tax credits claimed in respect of previous periods	(3,263,830)	(32,864)	(12,202)
Consolidation adjustment in relation to foreign exchange movements	(5,825)	(5,421)	2,780
Total tax charge/(credit) for the period	(3,263,779)	22,416	(12,202)

No deferred tax asset has been recognized in respect of trading losses carried forward because of uncertainty as to when these losses will be recoverable.

The Group has tax losses of $35,852,225 (2024: $38,992,275, 2023: $23,903,092) to carry forward for use against future profits.

The Research and Development tax credits claimed in respect of previous periods relates to prior period R&D tax refunds received for $1,391,773 and a provision for $1,872,057.